RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ReneSola Zhejiang Ltd and ReneSola Jiangsu Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Payments to Acquire Businesses, Gross			$ 11,290,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			11,290,000
Rene Sola Singapore Pte Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Debt Instrument, Face Amount	$ 200,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Payments to Acquire Businesses, Gross	$ 0	$ 0	$ 11,286,840